Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Our Board of Directors and Compensation Committee oversee the granting of equity awards, including stock options, to our executives. The timing of such awards is determined in accordance with the following policies and practices:
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Pre-Determined Grant Schedule: We generally grant equity awards on a predetermined schedule, typically in connection with our annual compensation cycle or as part of an executive’s new hire or promotion package.

Consideration of Material Nonpublic Information: The Board and Compensation Committee consider whether material nonpublic information may be available when granting equity awards. We do not grant options with the intent to take advantage of anticipated movements in stock price due to the release of such information.

Disclosure Timing: The Company does not intentionally time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.

Award Timing Method	Disclosure Timing: The Company does not intentionally time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered
Consideration of Material Nonpublic Information: The Board and Compensation Committee consider whether material nonpublic information may be available when granting equity awards. We do not grant options with the intent to take advantage of anticipated movements in stock price due to the release of such information.

MNPI Disclosure Timed for Compensation Value	false